Restructuring charges/other (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended												3 Months Ended	12 Months Ended																					1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended												3 Months Ended		12 Months Ended						12 Months Ended																						12 Months Ended
	Nov. 30, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Restructuring charges [Member]	Dec. 31, 2011 Restructuring charges [Member]	Dec. 31, 2010 Restructuring charges [Member]	Dec. 31, 2012 Goodwill impairment [Member]	Dec. 31, 2011 Goodwill impairment [Member]	Dec. 31, 2010 Goodwill impairment [Member]	Sep. 30, 2012 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2012 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2011 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2010 Gain on transfer of japan substitutional pension [Member]	Dec. 31, 2012 Gain on divested product line [Member]	Dec. 31, 2011 Gain on divested product line [Member]	Dec. 31, 2010 Gain on divested product line [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2012 Analog [Member]	Dec. 31, 2011 Analog [Member]	Dec. 31, 2010 Analog [Member]	Dec. 31, 2012 Embedded Processing [Member]	Dec. 31, 2011 Embedded Processing [Member]	Dec. 31, 2010 Embedded Processing [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2011 Wireless [Member]	Dec. 31, 2010 Wireless [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Nov. 30, 2012 2012 Action [Member]	Dec. 31, 2012 2012 Action [Member] Jobs	Dec. 31, 2012 2012 Action [Member] Jobs	Dec. 31, 2011 2012 Action [Member]	Dec. 31, 2010 2012 Action [Member]	Dec. 31, 2012 2012 Action [Member] Goodwill impairment [Member]	Dec. 31, 2012 2012 Action [Member] Employee severance and benefits charges reserves [Member]	Dec. 31, 2012 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2012 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2012 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2012 2012 Action [Member] Accelerated depreciation of facility assets [Member]	Dec. 31, 2012 2012 Action [Member] Other exit costs [Member]	Dec. 31, 2012 2011 Action [Member]	Dec. 31, 2011 2011 Action [Member]	Dec. 31, 2010 2011 Action [Member]	Dec. 31, 2012 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2011 2011 Action [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2011 Action [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Employee severance and benefits charges reserves [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2011 Action [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2012 2011 Action [Member] Accelerated depreciation of facility assets [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Accelerated depreciation of facility assets [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Other exit costs [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2011 Action [Member] Other exit costs [Member] Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 2008/2009 Actions [Member]	Dec. 31, 2011 2008/2009 Actions [Member]	Dec. 31, 2010 2008/2009 Actions [Member]	Dec. 31, 2009 2008/2009 Actions [Member] Jobs	Dec. 31, 2012 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 2008/2009 Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2012 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 2008/2009 Actions [Member] Business restructuring impairments and other charges [Member]
Restructuring and Related Cost [Line Items]
Restructuring charges/other		$ 264		$ 112		$ (111)		$ 261	$ 0	$ 0	$ 90	$ 0	$ 0	$ (144)	$ (144)	$ 0	$ 0	$ 0	$ 0	$ (144)	$ 8	$ 0	$ 0	$ 0	$ 0	$ 13	$ 0	$ 0	$ 6	$ 351	$ 0	$ 10	$ (87)	$ 112	$ (140)			$ 351	$ 0	$ 0																	$ 49	$ 112	$ 0																						$ 0	$ 0	$ 33
Expected reduction in annualized expenses																																				450
Number of jobs eliminated (in jobs)																																					1,700	1,700																																														3,900
Additional restructuring and related charges																																						360					245																	215									135								30		50
Payments for severance costs																																						4																						11
Restructuring and related activities, Number of facilities closing																																																														2
Number of employees employed at each facility (in employees)																																																														500
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual		116		30		94																																					0		0		0		0		0		0										96		0		0				0		0		0										13		22		84		7		8		10
Restructuring charges		400		112		33																															351				90	245	245		0		0		106		0		0		3	13					161		6		107		0			113	43		5		0			23		25					0		0		33		0		0		0
Non-cash items		(121)	[1]	(16)	[1]	(33)	[1]																																				0	[1]	0	[1]	0	[1]	(106)	[1]	0	[1]	0	[1]									3	[1]	(11)	[1]	0	[1]			(18)	[1]	(5)	[1]	0	[1]									0	[1]	0	[1]	(33)	[1]	0	[1]	0	[1]	0	[1]
Payments		(46)		(10)		(64)																																					(4)		0		0		0		0		0										(11)		0		0				(22)		0		0										(8)		(9)		(62)		(1)		(1)		(2)
Remaining accrual		349		116		30																																				241	241		0		0		0		0		0										94		96		0				3		0		0										5		13		22		6		7		8
Proceeds from divested product line	148
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 144

[1]	Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.